Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 0	$ 112,387
Change in valuation allowance	246,333	62,014
VASO CORPORATION [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	7,000,000
Income tax benefit	4,743,000
State income tax	36,000	47,000
Foreign tax	9,000,000	52,000,000
Income tax provision		151,000,000
Deferred tax assets		$ 52,000
Recorded deferred tax assets	12,006,000,000
Decrease deferred tax assets	1,099,000,000
Valuation allowance	4,543,000,000
Reflecting decrease valuation allowance	$ 6,226,000
Net operating loss carryforwards expiration date	expiring at various dates from 2022 through 2037
VASO CORPORATION [Member] | Federal and State Income Tax [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 24,000,000